Note 18 - Trade Receivables, Net	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Note 18 - Trade Receivables, Net

18           Trade receivables, net

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
Current accounts	1,313,934	1,017,663
Receivables from related parties	32,258	4,161
	1,346,192	1,021,824
Allowance for doubtful accounts, see note 24 (i)	(47,120)	(53,676)
	1,299,072	968,148

The following table sets forth details of the aging of trade receivables:

(all amounts in thousands of U.S. dollars)	Trade Receivables	Not Due	Past due
			1 - 180 days	> 180 days
At December 31, 2021
Guaranteed	195,848	185,238	9,894	716
Not guaranteed	1,150,344	951,356	148,412	50,576
Guaranteed and not guaranteed	1,346,192	1,136,594	158,306	51,292
Expected loss rate	0.06%	0.04%	0.20%	0.84%
Allowances for doubtful accounts	(833)	(401)	(367)	(65)
Nominative allowances for doubtful accounts	(46,287)	-	(1,391)	(44,896)
Net Value	1,299,072	1,136,193	156,548	6,331

(all amounts in thousands of U.S. dollars)	Trade Receivables	Not Due	Past due
			1 - 180 days	> 180 days
At December 31, 2020
Guaranteed	191,514	170,796	18,778	1,940
Not guaranteed	830,310	655,132	116,802	58,376
Guaranteed and not guaranteed	1,021,824	825,928	135,580	60,316
Expected loss rate	0.07%	0.04%	0.23%	0.72%
Allowances for doubtful accounts	(721)	(321)	(331)	(69)
Nominative allowances for doubtful accounts	(52,955)	(718)	(1,011)	(51,226)
Net Value	968,148	824,889	134,238	9,021

Trade receivables are mainly denominated in U.S. dollars.